SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 0	[1]	$ 0		$ 327
Increase (decrease) during the year	245		0		0
Bad debt written off	0		0		(327)
Balance at end of year	$ 245	[1]	$ 0	[1]	$ 0

[1]	The changes in allowance for doubtful accounts are composed as follows: